BASIS OF PRESENTATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Net sales	$ 17,649,060	$ 17,610,092	$ 16,414,466
Net profit attributable to non-controlling interest	227,453	310,331	$ 325,256
Assets	23,128,547	24,179,104
Liabilities	6,996,978	7,367,245
Capital and reserves attributable to the owners of the parent	11,968,186	12,418,595
Non-controlling interest	4,163,383	4,393,264
Usiminas
Disclosure of subsidiaries [line items]
Net sales	4,803,000	5,534,000
Profit from continuing operations attributable to non-controlling interests	1,000	328,000
Net profit attributable to non-controlling interest	28,000	50,000
Assets	6,439,000	8,296,000
Liabilities	2,130,000	2,812,000
Capital and reserves attributable to the owners of the parent	4,309,000	5,484,000
Non-controlling interest	$ 452,000	$ 556,000